Form 13F Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Horizon Bancorp
Address: 515 Franklin Square
         Michigan City, IN 46360

Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark E. Secor
Title: Chief Financial Officer
Phone: 219-873-2611

Signature, Place, and Date of Signing:


/s/ Mark E. Secor, Chief Financial Officer   Michigan City, IN   1/20/2009
------------------------------------------   -----------------   ---------
                                                   Place            Date

Report Type (check only one):

[X]  13F Holdings Report

[ ]  13F Notice

[ ]  13F Combination Report

List of Other Managers Reporting for this Manager: Horizon Trust & Investment Management

Report Summary:

Number of Other Included Managers:                   1
Form 13F Information Table Entry Total:             44
Form 13F Information Table Value Total: $40,254,253.00

List of Other Included Managers: Horizon Trust & Investment Management

                                                                     INVESTMENT DIRECTION (6)                 VOTING AUTHORITY (8)
                                                                   ---------------------------              ------------------------
                                                         SHARES/PV            SHARED-  SHARED-     OTHER
NAME OF ISSUER (1)     TYPE (2) CUSIP (3)   MARKET (4)      (5)       SOLE    DEFINED   OTHER  MANAGERS (7)   SOLE  SHARED    NONE
---------------------- -------- --------- -------------- --------- --------- --------- ------- ------------ ------- ------ ---------
Aflac Inc.             Equity   001055102         583956     12739      6840      5899       0                 3663      0      9076
AT & T Inc             Equity   00206R102         548853     19258         0     19258       0                 4512      0     14746
Ametek Inc             Equity   031100100         278838      9230         0      9230       0                    0    200      9030
BP Amoco PLC, ADR's    Equity   055622104         849640     18178         0     18178       0                  800      0     17378
Bank America Corp      Equity   060505104         303663     21567      9299     12268       0                 4939      0     16628
Berkshire Hathaway,
   Inc. Cl B           Equity   084670207         376038       117        20        97       0                   33      0        84
Caterpillar Inc        Equity   149123101         214684      4806      2391      2415       0                 1418      0      3388
Chevron Corporation    Equity   166764100         846735     11447      4424      7023       0                 3488      0      7959
Cisco Systems Inc      Equity   17275R102         194997     11963      5860      6103       0                 3826      0      8137
Conagra Inc            Equity   205887102         203313     12322      6406      5916       0                 4018      0      8304
DFA Five-Year Global
   Fixed Income #24    Equity   233203884        5386015    491425    310568    180857       0               117609   3966    369851
Directv Group Inc      Equity   25459L106         242250     10574      5275      5299       0                 3437      0      7137
Du Pont DE Nemours     Equity   263534109         203867      8058      2736      5322       0                 2471      0      5587
Exxon Mobil Corp       Equity   30231G102        1031324     12919       500     12419       0                 1400      0     11519
General Electric
   Company             Equity   369604103         484947     29935      7652     22283       0                11796      0     18139
International Business
   Machines Corp       Equity   459200101         502183      5967      2114      3853       0                 1293      0      4674
Ishares Goldman Sachs
   Tech I              Equity   464287549         839710     25051     13013     12038       0                 7994      0     17057
Johnson & Johnson      Equity   478160104         707909     11832      4255      7577       0                 4862      0      6970
Johnson Controls Inc   Equity   478366107         185940     10239      5251      4988       0                 3574      0      6665
L-3 Communications
   Holdings, Inc.      Equity   502424104         478685      6488      3035      3453       0                 2154      0      4334
Laboratory Corp of
   Amer Hldgs          Equity   50540R409         481787      7480      4096      3384       0                 2252      0      5228
Marathon Oil Corp      Equity   565849106         344599     12595      6873      5722       0                 3874      0      8721
Microsoft Corporation  Equity   594918104         284252     14622      6490      8132       0                 3709      0     10913
Omnicom Group Inc      Equity   681919106         230812      8574      4243      4331       0                 2709      0      5865
Paychex, Inc           Equity   704326107         268503     10217      5216      5001       0                 3222      0      6995
Pepsico Inc            Equity   713448108         498900      9109      3501      5608       0                 3873      0      5236
Philip Morris
   International       Equity   718172109         247180      5681         0      5681       0                  850      0      4831
Energy Select Sector
   SPDR                Equity   81369Y506        1108264     23200     13350      9850       0                 6780      0     16420
Utilities Select
   Sector SPDR         Equity   81369Y886         630909     21733     11445     10288       0                 6299      0     15434
TJX Companies, Inc.    Equity   872540109         217116     10555      5388      5167       0                 3381      0      7174
Teva Pharmaceutical
   Inds Ltd            Equity   881624209         229665      5395      2802      2593       0                 1646      0      3749
Vanguard GNMA #536 -
   Admiral Class       Equity   922031794       15151031   1432045    648242    783803       0               327964  11568   1092513
Vanguard Consumer
   Discretionary ETF   Equity   92204A108         217556      6748      3443      3305       0                 2087      0      4661
Vanguard Consumer
   Staples ETF         Equity   92204A207         850279     14698      8354      6344       0                 4479      0     10219
Vanguard Financial ETF Equity   92204A405         602305     23264     13378      9886       0                 6732      0     16532
Vanguard Health
   Care ETF            Equity   92204A504         772970     16914      9598      7316       0                 4956      0     11958
Vanguard
   Industrials ETF     Equity   92204A603         508725     11875      6875      5000       0                 3562      0      8313
Vanguard Materials ETF Equity   92204A801         293965      6475      3659      2816       0                 1940      0      4535
Vanguard Telecom
   Service ETF         Equity   92204A884         524215     11696      6861      4835       0                 3334      0      8362
Wal-Mart Stores Inc    Equity   931142103         581398     10371      4545      5826       0                 3096      0      7275
Walgreen CO            Equity   931422109         360182     14600      4091     10509       0                 2990      0     11610

Wells Fargo & CO New   Equity   949746101        1104085     37452     12729     24723       0                10646      0     26806
Accenture Ltd.         Equity   G1150G111         258254      7876      4075      3801       0                 2457      0      5419
OpenTV Corp            Equity   G67543101          23754     19312         0     19312       0                19312      0         0
                                          -------------- --------- --------- --------- -------              ------- ------ ---------
                                          $40,254,253.00 2,476,602 1,178,893 1,297,709       0              615,437 15,734 1,845,432
                                          ============== ========= ========= ========= ========             ======= ====== =========